Schedule of AIM Recognized Rent Expense Associated with Operating Lease (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease costs:
Lease cost	$ 226,000	$ 214,000	$ 288	$ 128
Short-term and variable lease costs	205,000	253,000	335	211
Total lease costs	431,000	467,000	623	339
Research and Development Expense [Member]
Lease costs:
Lease cost	358,000	400,000	498	220
General and Administrative Expense [Member]
Lease costs:
Lease cost	$ 73,000	$ 67,000	$ 125	$ 119